Basis of preparation - Insurance Contracts Transition (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Liabilities arising from insurance and participating investment contracts	£ 120,148	£ 110,300
Fair value approach
Disclosure of initial application of standards or interpretations [line items]
Liabilities arising from insurance and participating investment contracts			£ 1,419
Insurance contracts as a percentage (in percent)			74.00%
Full retrospective approach
Disclosure of initial application of standards or interpretations [line items]
Liabilities arising from insurance and participating investment contracts			£ 508
Insurance contracts as a percentage (in percent)			26.00%
Contractual service margin net of reinsurance
Disclosure of initial application of standards or interpretations [line items]
Liabilities arising from insurance and participating investment contracts			£ 1,927
Insurance contracts as a percentage (in percent)			100.00%